Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended			18 Months Ended	22 Months Ended	24 Months Ended	30 Months Ended	34 Months Ended	36 Months Ended	42 Months Ended	46 Months Ended	48 Months Ended	54 Months Ended	58 Months Ended	60 Months Ended	66 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	82 Months Ended	84 Months Ended	90 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	106 Months Ended	108 Months Ended	114 Months Ended	118 Months Ended	120 Months Ended
		Jul. 02, 2025	Dec. 31, 2016	Aug. 19, 2016	Jun. 30, 2016	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jun. 30, 2017	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	Jun. 30, 2017	May 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000060521
Account Value [Line Items]
Accumulated Value					$ 10,000																$ 10,070			$ 11,329			$ 12,316			$ 13,504			$ 15,959			$ 12,107			$ 12,596			$ 13,616			$ 14,231			$ 14,482
C000060522
Account Value [Line Items]
Accumulated Value					10,000																10,009			11,182			12,081			13,162			15,454			11,650			12,044			12,939			13,434			13,583
C000060523
Account Value [Line Items]
Line Graph and Table Measure Name																				NexPoint Event Driven Fund, Class Z Shares
Accumulated Value					10,000																10,118			11,418			12,456			13,715			16,259			12,379			12,924			14,023			14,708			15,024
C000171609
Account Value [Line Items]
Accumulated Value				$ 10,000													$ 10,867						$ 11,099			$ 11,734			$ 12,645			$ 13,659			$ 13,986			$ 14,155			$ 15,226			$ 16,060			$ 16,834
C000171610
Account Value [Line Items]
Accumulated Value			$ 10,236									$ 10,806										$ 10,971			$ 11,519			$ 12,326			$ 13,231			$ 13,454			$ 13,531			$ 14,468			$ 15,155			$ 15,780
C000171611
Account Value [Line Items]
Line Graph and Table Measure Name																				NexPoint Merger Arbitrage Fund, Class Z Shares
Accumulated Value					10,000																10,986			11,269			11,952			12,918			14,007			14,390			14,622			15,784			16,705			17,569
C000261877
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 10,016	$ 10,056	$ 10,124	$ 10,124	$ 10,128	$ 9,984		$ 10,092	$ 10,005	$ 9,982	$ 10,050		$ 10,104	$ 10,139
C000261878
Account Value [Line Items]
Accumulated Value		10,000				10,012	10,068	10,148	10,148	10,160	10,020		10,132	10,049	10,034	10,110		10,164	10,208
C000261876
Account Value [Line Items]
Line Graph and Table Measure Name																				NexPoint Credit Catalyst Fund, Class Z Shares
Accumulated Value		10,000																	10,258
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000																9,969			9,929			10,710			11,646			11,608			10,413			10,315			10,587			11,230			11,656
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000																9,969			9,929			10,710			11,646			11,608			10,413			10,315			10,587			11,230			11,656
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000																9,969			9,929			10,710			11,646			11,608			10,413			10,315			10,587			11,230			11,656
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				$ 10,000													$ 9,934						$ 9,895			$ 10,674			$ 11,606			$ 11,568			$ 10,377			$ 10,280			$ 10,550			$ 11,191			$ 11,616
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			$ 9,713									$ 9,934										$ 9,895			$ 10,674			$ 11,606			$ 11,568			$ 10,377			$ 10,280			$ 10,550			$ 11,191			$ 11,616
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000																9,969			9,929			10,710			11,646			11,608			10,413			10,315			10,587			11,230			11,656
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000				9,991	10,110	10,221	10,285	10,348	10,333		10,344	10,514	10,328	10,340		10,372	10,397
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000				$ 9,991	$ 10,110	$ 10,221	$ 10,285	$ 10,348	$ 10,333		$ 10,344	$ 10,514	$ 10,328	$ 10,340		$ 10,372	10,397
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		$ 10,000																	$ 10,397
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																			S&P 500 Index (USD) (TR)
Accumulated Value					10,000																11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006			34,556			42,271
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																			S&P 500 Index (USD) (TR)
Accumulated Value					10,000																11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006			34,556			42,271
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																			S&P 500 Index (USD) (TR)
Accumulated Value					$ 10,000																$ 11,790			$ 13,484			$ 14,889			$ 16,006			$ 22,536			$ 20,144			$ 24,091			$ 30,006			$ 34,556			$ 42,271

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.